Marketable Securities (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 CAD ($) shares
Ophir Gold Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Common shares sold	3,500,000
Q2 Metals Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Common shares sold	650,000
Fair value of common share | $
Benz Mining Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Common shares sold	1,237,216